UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.


Institutional Manager Filing this Report:

Name:     GRT Value Fund, a series of Advisors Inner Circle Fund II

Address:  50 Milk Street, 21st Floor
          Boston, MA 02109


13F File Number:  028-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:      GRT Value Fund, a series of Advisors Inner Circle Fund II
Name:    Timothy A. Krochuk
Title:   Managing Member of the Sub-Advisors
Phone:   617-226-1700

Signature, Place and Date of Signing:

   /s/ Timothy A. Krochuk             Boston, MA            February 17, 2012
----------------------------     --------------------     ---------------------
        [Signature]                 [City, State]                [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

        Form 13F File Number          Name
        --------------------          -----------------------------
         028-                          GRT Capital Partners, L.L.C.





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